Related Party Transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related party transactions
Amounts due to related parties	¥ 49,138	$ 7,124	¥ 22,786
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties	20,249		3,049
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties			9,983
Others
Related party transactions
Amounts due to related parties	2		103
Tonglu Antong Management LLP
Related party transactions
Amounts due to related parties	¥ 28,887		¥ 9,651